Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 73,388	$ 57,307
Accrued payroll	16,591	14,737
Accrued interest	0	137
Taxes payable	4,621	3,905
Deferred revenue	3,503	8,008
Other payables	1,135	505
Total accounts payable and accrued liabilities	$ 99,238	$ 84,599